UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                  ANNUAL REPORT

                                OCTOBER 31, 2006


                                [GRAPHIC OMITTED]


                               UNITED ASSOCIATION

                               S&P 500 INDEX FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Overview................................................................ 1

Schedule of Investments...................................................... 4

Statement of Assets and Liabilities......................................... 12

Statement of Operations..................................................... 13

Statement of Changes in Net Assets.......................................... 14

Financial Highlights........................................................ 15

Notes to Financial Statements............................................... 16

Report of Independent Registered
   Public Accounting Firm................................................... 20

Disclosure of Fund Expenses................................................. 21

Trustees and Officers of The
   Advisors' Inner Circle Fund.............................................. 22

Shareholder Voting Results.................................................. 26

--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                 INVESTMENT GOAL
--------------------------------------------------------------------------------
   To approximate, before fund expenses, the investment results of the S&P 500
                                      Index
--------------------------------------------------------------------------------
                                 INCEPTION DATE
--------------------------------------------------------------------------------
                             Class I - March 1, 2000
                            Class II - March 27, 2000
--------------------------------------------------------------------------------
                                  TICKER SYMBOL
--------------------------------------------------------------------------------
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED OCTOBER 31, 2006

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ended October 31, 2006, the United Association S&P 500 Index Fund, Class I Shares returned a total of 16.39%. The fund attempts to track performance of the S&P 500 Index, which returned 16.35% over the same period.

The equity markets performed strongly fueled by strong corporate earnings, a pause in interest rate hikes by the Federal Reserve, and lower commodity prices. Profit growth remained robust, despite fears of an economic slowdown, especially in large cap stocks. Third quarter earnings in 2006 were up 19%, well above estimates, following a 16.3% rise in the second quarter. If corporate profits do grow by more than 10% as expected in the third quarter, it will be the 13th consecutive quarter of double-digit earnings.

Valuation levels on large caps remain at very reasonable levels. The last time the S&P 500 was trading at this price level (November 2000) earnings estimates were at around $48 and the earnings multiple on the market was around 29.4x. Current earnings estimates are around $91 and the multiple is 17.5x. Large caps are also well positioned to take advantage of global growth, with 36% of sales coming internationally.

Volatility on the index continues to be well below normal. In the trailing 12 months, only one month (June 2006) has seen volatility levels on par with the average over the last 28 years. With breadth of the market so narrow, active managers have had a very difficult time beating the benchmark. For the 12 month period ending October 31st, 2006, only 24% of large core managers topped the S&P 500 Index.

Sector performance has been strong across the board, but the build up of pressures on the consumer as a result of both higher interest rates and crude oil prices above $70 had a major effect on homebuilders' stocks, which were among the worst performers. Though energy prices have abated somewhat, consumer spending, which makes up about two-thirds of the economy, is expected to slow.

Telecommunication Services was the best performing sector, up 33%, as pricing firmed and demand continued to be strong. Materials (+25%) benefited from the rise in commodity prices and construction related companies have not felt the effects of the increases in interest rates. Financials (+20%) drew strength from the interest rate environment, strong equity markets, and merger and acquisition activity.

The worst performing sector, Information Technology, was up only 10% as former high-flying names like Yahoo!, Dell, & Ebay continued on a downward trek. Healthcare service providers and equipment makers offset the strong performances from life science and pharmaceutical companies within Health Care (+11%).

Going into the next 12 months, the economy seems poised to avoid a hard landing. The housing slowdown has certainly been a headwind for the economy, but the majority of factors affecting the economy are showing relative strength, which, when taken collectively, should support economic growth in 2007. Employment remains strong, energy prices have moved down from their highs, and the Fed appears to be on pause from further interest rate increases. While the rate of growth may recede from its highest levels, GDP growth should remain positive and the stock market strong.


                                  Sincerely,

                                  /s/ Hitesh Patel

                                  Hitesh Patel
                                  Director, Structured Equity Strategies


--------------------------------------- 1 --------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------

OCTOBER 31, 2006

--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                              Average Annual Total Returns
                                        ----------------------------------------
                                        1 Year     3 Year    5 Year    Inception
                                        Return     Return    Return    to Date*
--------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class I          16.39%     11.41%     7.18%      1.57%
--------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                       Fund, Class I and the S&P 500 Index

    [THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
                                   MATERIAL.]

                              UA S&P 500
                             Index Fund,         S&P 500
                               Class I            Index
                             -----------        ---------
               Mar-00         $ 10,000          $ 10,000
               Oct-00         $ 10,455          $ 10,539
               Oct-01         $  7,844          $  7,915
               Oct-02         $  6,657          $  6,719
               Oct-03         $  8,023          $  8,116
               Oct-04         $  8,776          $  8,881
               Oct-05         $  9,532          $  9,655
               Oct-06         $ 11,094          $ 11,233

* Commenced operations on March 1, 2000.

                                              Average Annual Total Returns
                                        ----------------------------------------
                                        1 Year     3 Year    5 Year    Inception
                                        Return     Return    Return    to Date**
--------------------------------------------------------------------------------
UA S&P 500 Index Fund, Class II         16.35%     11.31%     7.10%      0.00%
--------------------------------------------------------------------------------

  Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund, Class II and the S&P 500 Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
                                   MATERIAL.]

                             UA S&P 500
                             Index Fund,         S&P 500
                              Class II            Index
                             -----------        ---------
               Mar-00         $ 10,000          $ 10,000
               Oct-00         $  9,452          $  9,442
               Oct-01         $  7,096          $  7,091
               Oct-02         $  6,008          $  6,019
               Oct-03         $  7,249          $  7,271
               Oct-04         $  7,916          $  7,956
               Oct-05         $  8,594          $  8,650
               Oct-06         $  9,999          $ 10,064

** Commenced operations on March 27, 2000.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund's total return would have been lower.


--------------------------------------- 2 --------------------------------------

FUND OVERVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

Exxon Mobil                                    3.3%
General Electric                               2.8%
Citigroup                                      1.9%
Microsoft                                      1.9%
Bank of America                                1.9%
Procter & Gamble                               1.6%
Johnson & Johnson                              1.5%
Pfizer                                         1.5%
American International Group                   1.4%
Altria Group                                   1.3%

--------------------------------------------------------------------------------

* Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.

      DEFINITION OF THE INDEX

      THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

      "STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Allegiant Asset Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


--------------------------------------- 3 --------------------------------------

--------------------------------------------------------------------------------

OCTOBER 31, 2006

UNITED ASSOCIATION S&P 500 INDEX FUND

--------------------------------------------------------------------------------
Sector Weightings (unaudited)+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              Financials                            22.1%
              Energy                                12.5%
              Information Technology                12.3%
              Industrials                           11.8%
              Healthcare                            11.3%
              Consumer Discretionary                11.1%
              Consumer Staples                       8.0%
              Telecommunication Services             4.5%
              Materials                              2.6%
              Exchange Traded Fund                   1.8%
              Cash Equivalent                        1.5%
              Utilities                              0.5%

+ Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

COMMON STOCK (96.6%)

-------------------------------------------------------------------------------
  AEROSPACE & DEFENSE (2.0%)
-------------------------------------------------------------------------------
  Boeing                                             22,135      $    1,767,701
  General Dynamics                                   11,233             798,666
  Goodrich                                            3,473             153,125
  Lockheed Martin                                     9,914             861,824
  Northrop Grumman                                    9,593             636,879
  Raytheon                                           12,495             624,125
  Rockwell Collins                                    4,773             277,216
  United Technologies                                28,164           1,850,938
                                                                 --------------

                                                                      6,970,474
                                                                 --------------

-------------------------------------------------------------------------------
  AIR TRANSPORTATION (0.7%)
-------------------------------------------------------------------------------
  FedEx                                               8,532             977,255
  Honeywell International                            22,804             960,504
  Southwest Airlines                                 21,889             328,992
  Textron                                             3,516             319,710
                                                                 --------------

                                                                      2,586,461
                                                                 --------------

-------------------------------------------------------------------------------
  APPAREL / TEXTILES (0.4%)
-------------------------------------------------------------------------------
  Cintas                                              3,803             157,444
  Coach*                                             10,188             403,852
  Jones Apparel Group                                 3,142             104,943
  Liz Claiborne                                       2,873             121,154
  Nike, Cl B                                          5,334             490,088
  VF                                                  2,471             187,821
                                                                 --------------

                                                                      1,465,302
                                                                 --------------

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  AUTOMOTIVE (0.6%)
-------------------------------------------------------------------------------
  Ford Motor                                         52,378      $      433,690
  General Motors                                     15,750             549,990
  Genuine Parts                                       4,770             217,131
  Goodyear Tire & Rubber*                             4,937              75,684
  ITT Industries                                      5,142             279,673
  Navistar International*                             1,718              47,640
  Paccar                                              6,942             411,036
                                                                 --------------

                                                                      2,014,844
                                                                 --------------

-------------------------------------------------------------------------------
  BANKS (8.3%)
-------------------------------------------------------------------------------
  AmSouth Bancorp                                     9,536             288,178
  Bank of America                                   126,025           6,788,967
  Bank of New York                                   21,250             730,362
  BB&T                                               14,954             650,798
  Comerica                                            4,517             262,844
  Compass Bancshares                                  3,603             202,705
  Fifth Third Bancorp                                15,535             619,070
  First Horizon National                              3,451             135,693
  Huntington Bancshares                               6,614             161,448
  JPMorgan Chase                                     96,664           4,585,740
  Keycorp                                            11,230             417,082
  M&T Bank                                            2,164             263,597
  Marshall & Ilsley                                   7,081             339,463
  Mellon Financial                                   11,457             444,532
  National City (D)                                  16,843             627,402
  North Fork Bancorporation                          12,972             370,740
  Northern Trust                                      5,218             306,401
  PNC Financial Services Group                        8,199             574,176
  Regions Financial                                  12,660             480,447
  Sovereign Bancorp                                   9,986             238,266
  State Street                                        9,221             592,265
  SunTrust Banks                                     10,158             802,380
  Synovus Financial                                   9,023             265,096
  US Bancorp                                         49,487           1,674,640
  Wachovia                                           53,305           2,958,427
  Washington Mutual                                  26,829           1,134,867
  Wells Fargo                                        93,762           3,402,623
  Zions Bancorporation                                2,970             238,788
                                                                 --------------

                                                                     29,556,997
                                                                 --------------


--------------------------------------- 4 --------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  BEAUTY PRODUCTS (2.3%)
-------------------------------------------------------------------------------
  Alberto-Culver                                      2,173      $      110,410
  Avon Products                                      12,466             379,091
  Colgate-Palmolive                                  14,380             919,889
  Estee Lauder, Cl A                                  3,597             145,283
  International Flavors & Fragrances                  2,197              93,328
  Kimberly-Clark                                     12,759             848,729
  Procter & Gamble                                   88,412           5,604,437
                                                                 --------------

                                                                      8,101,167
                                                                 --------------

-------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (2.4%)
-------------------------------------------------------------------------------
  CBS, Cl B                                          21,737             629,069
  Clear Channel Communications                       13,820             481,627
  Comcast, Cl A                                      58,275           2,370,044
  Interpublic Group*                                 12,274             133,909
  News, Cl A                                         65,066           1,356,626
  Omnicom Group                                       4,784             485,337
  Time Warner                                       113,247           2,266,073
  Univision Communications, Cl A*                     6,986             244,929
  Viacom, Cl B*                                      19,755             768,865
                                                                 --------------

                                                                      8,736,479
                                                                 --------------

-------------------------------------------------------------------------------
  BUILDING & CONSTRUCTION (0.4%)
-------------------------------------------------------------------------------
  American Standard                                   4,859             215,205
  Centex                                              3,300             172,590
  DR Horton                                           7,585             177,716
  KB Home                                             2,187              98,284
  Lennar, Cl A                                        3,854             182,988
  Masco                                              11,085             306,500
  Pulte Homes                                         5,894             182,655
  Vulcan Materials                                    2,687             218,937
                                                                 --------------

                                                                      1,554,875
                                                                 --------------

-------------------------------------------------------------------------------
  BUSINESS SERVICES (1.8%)
-------------------------------------------------------------------------------
  Automatic Data Processing                          15,470             764,837
  Convergys*                                          3,866              81,998
  eBay*                                              32,712           1,051,037
  First Data                                         21,306             516,670
  Fiserv*                                             4,852             239,689
  Fluor                                               2,439             191,291
  H&R Block                                           8,957             195,800
  Monster Worldwide*                                  3,575             144,823
  Paychex                                             9,426             372,138
  Realogy*                                            5,944             153,236

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------
  Robert Half International                           4,770      $      174,344
  Sabre Holdings, Cl A                                3,670              93,291
  United Parcel Service, Cl B                        30,102           2,268,186
                                                                 --------------

                                                                      6,247,340
                                                                 --------------

-------------------------------------------------------------------------------
  CHEMICALS (1.2%)
-------------------------------------------------------------------------------
  Air Products & Chemicals                            6,135             427,426
  Dow Chemical                                       26,713           1,089,623
  Eastman Chemical                                    2,291             139,568
  Ecolab                                              4,975             225,616
  EI Du Pont de Nemours                              25,668           1,175,594
  Hercules*                                           3,156              57,439
  Monsanto                                           15,115             668,385
  PPG Industries                                      4,599             314,572
  Rohm & Haas                                         3,997             207,125
  Sigma-Aldrich                                       1,848             138,803
                                                                 --------------

                                                                      4,444,151
                                                                 --------------

-------------------------------------------------------------------------------
  COMPUTERS & SERVICES (5.5%)
-------------------------------------------------------------------------------
  Affiliated Computer Services, Cl A*                 3,302             176,591
  Apple Computer*                                    23,683           1,920,218
  Autodesk*                                           6,452             237,111
  CA                                                 11,435             283,130
  Cisco Systems*                                    169,986           4,101,762
  Computer Sciences*                                  4,782             252,729
  Dell*                                              63,254           1,538,970
  Electronic Data Systems                            14,413             365,081
  EMC*                                               64,003             784,037
  Hewlett-Packard                                    76,268           2,954,622
  International Business Machines                    42,376           3,912,576
  Juniper Networks*                                  15,754             271,284
  Lexmark International, Cl A*                        2,793             177,607
  NCR*                                                5,018             208,347
  Network Appliance*                                 10,370             378,505
  Parametric Technology*                              3,109              60,750
  SanDisk*                                            5,457             262,482
  Sun Microsystems*                                  97,717             530,603
  Symbol Technologies                                 7,071             105,570
  Unisys*                                             9,573              62,607
  VeriSign*                                           6,826             141,162
  Yahoo!*                                            34,614             911,733
                                                                 --------------

                                                                     19,637,477
                                                                 --------------


--------------------------------------- 5 --------------------------------------

--------------------------------------------------------------------------------

OCTOBER 31, 2006

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  CONTAINERS & PACKAGING (0.1%)
-------------------------------------------------------------------------------
  Ball                                                2,902      $      120,694
  Bemis                                               2,919              98,137
  Pactiv*                                             3,842             118,487
  Sealed Air                                          2,257             134,337
                                                                 --------------

                                                                        471,655
                                                                 --------------

-------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (3.7%)
-------------------------------------------------------------------------------
  Cooper Industries, Cl A                             2,549             228,008
  Eaton                                               4,177             302,540
  General Electric                                  287,459          10,092,686
  Illinois Tool Works                                11,702             560,877
  Ingersoll-Rand, Cl A                                8,959             328,885
  Tyco International Ltd.                            56,101           1,651,052
                                                                 --------------

                                                                     13,164,048
                                                                 --------------

-------------------------------------------------------------------------------
  EDUCATION (0.0%)
-------------------------------------------------------------------------------
  Apollo Group, Cl A*                                 3,897             144,033
                                                                 --------------

-------------------------------------------------------------------------------
  ELECTRICAL SERVICES (3.6%)
-------------------------------------------------------------------------------
  AES*                                               18,418             405,012
  Allegheny Energy*                                   4,583             197,206
  Ameren                                              5,732             310,101
  American Electric Power                            10,970             454,487
  American Power Conversion                           4,721             142,716
  Centerpoint Energy                                  8,681             134,382
  CMS Energy*                                         6,170              91,871
  Consolidated Edison                                 6,863             331,826
  Constellation Energy Group                          5,003             312,187
  Dominion Resources                                  9,825             795,727
  DTE Energy                                          4,950             224,879
  Duke Energy                                        34,891           1,103,951
  Edison International                                9,072             403,160
  Emerson Electric                                   11,353             958,193
  Entergy                                             5,802             497,986
  Exelon                                             18,642           1,155,431
  FirstEnergy                                         9,184             540,478
  FPL Group                                          11,261             574,311
  NiSource                                            7,596             176,759
  PG&E                                                9,692             418,113
  Pinnacle West Capital                               2,770             132,434
  PPL                                                10,609             366,223
  Progress Energy                                     7,055             324,530
  Progress Energy (CVO)* (A)                          7,250                  --
  Public Service Enterprise Group                     7,009             427,899

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------
  Sempra Energy                                       7,274      $      385,813
  Southern                                           20,669             752,352
  TECO Energy                                         5,817              95,922
  TXU                                                12,847             811,031
  Xcel Energy                                        11,304             249,479
                                                                 --------------

                                                                     12,774,459
                                                                 --------------

-------------------------------------------------------------------------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
-------------------------------------------------------------------------------
  Jabil Circuit*                                      5,143             147,656
  L-3 Communications Holdings                         3,426             275,861
  Molex                                               3,938             137,436
  Parker Hannifin                                     3,347             279,910
  Sanmina-SCI*                                       14,837              58,606
  Solectron*                                         25,466              85,056
                                                                 --------------

                                                                        984,525
                                                                 --------------

-------------------------------------------------------------------------------
  ENTERTAINMENT (1.0%)
-------------------------------------------------------------------------------
  Brunswick                                           2,582              81,333
  Carnival                                           12,391             604,929
  Harrah's Entertainment                              5,174             384,583
  Hasbro                                              4,555             118,066
  International Game Technology                       9,451             401,762
  Mattel                                             10,526             238,203
  Walt Disney                                        58,201           1,831,004
                                                                 --------------

                                                                      3,659,880
                                                                 --------------

-------------------------------------------------------------------------------
  ENVIRONMENTAL SERVICES (0.2%)
-------------------------------------------------------------------------------
  Allied Waste Industries*                            7,063              85,815
  Waste Management                                   15,050             564,074
                                                                 --------------

                                                                        649,889
                                                                 --------------

-------------------------------------------------------------------------------
  FINANCIAL SERVICES (7.5%)
-------------------------------------------------------------------------------
  American Express                                   33,828           1,955,597
  Ameriprise Financial                                6,788             349,582
  Bear Stearns                                        3,352             507,325
  Capital One Financial                               8,524             676,209
  Charles Schwab                                     28,796             524,663
  Chicago Mercantile Exchange Holdings                  990             495,990
  CIT Group                                           5,537             288,201
  Citigroup                                         137,667           6,905,377
  Commerce Bancorp                                    5,193             181,340
  Countrywide Credit Industry                        17,042             649,641
  E*Trade Financial*                                 11,895             276,916


--------------------------------------- 6 --------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

  FINANCIAL SERVICES -- CONTINUED

  Equifax                                             3,526      $      134,094
  Fannie Mae                                         26,952           1,597,175
  Federated Investors, Cl B                           2,523              86,514
  Franklin Resources                                  4,642             529,002
  Freddie Mac                                        19,241           1,327,437
  Goldman Sachs Group                                12,021           2,281,466
  Janus Capital Group                                 5,755             115,560
  Legg Mason                                          3,652             328,753
  Lehman Brothers Holdings                           14,959           1,164,408
  Merrill Lynch                                      24,684           2,157,875
  Moody's                                             6,594             437,182
  Morgan Stanley                                     29,849           2,281,359
  SLM                                                11,418             555,828
  T Rowe Price Group                                  7,287             344,748
  Western Union*                                     21,306             469,797
                                                                 --------------

                                                                     26,622,039
                                                                 --------------

-------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (5.2%)
-------------------------------------------------------------------------------
  Altria Group                                       58,293           4,740,970
  Anheuser-Busch                                     21,405           1,015,025
  Archer-Daniels-Midland                             18,259             702,971
  Brown-Forman, Cl B                                  2,187             157,879
  Campbell Soup                                       6,422             240,054
  Coca-Cola                                          56,747           2,651,220
  Coca-Cola Enterprises                               7,674             153,710
  ConAgra Foods                                      14,225             371,984
  Constellation Brands, Cl A*                         5,872             161,421
  Dean Foods*                                         3,717             155,705
  General Mills                                       9,824             558,200
  Hershey                                             4,890             258,730
  HJ Heinz                                            9,230             389,137
  Kellogg                                             6,959             350,107
  McCormick                                           3,671             137,295
  Molson Coors Brewing, Cl B                          1,271              90,470
  Pepsi Bottling Group                                3,782             119,587
  PepsiCo                                            45,908           2,912,403
  Reynolds American                                   4,773             301,463
  Safeway                                            12,380             363,477
  Sara Lee                                           21,166             361,939
  Starbucks*                                         21,053             794,751
  Supervalu                                           5,893             196,826
  Sysco                                              17,223             602,461
  Tyson Foods, Cl A                                   7,016             101,381
  UST                                                 4,478             239,842
  Whole Foods Market                                  3,931             250,955
  Wm. Wrigley Jr.                                     6,105             317,155
                                                                 --------------

                                                                     18,697,118
                                                                 --------------

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  GAS / NATURAL GAS (0.5%)
-------------------------------------------------------------------------------
  Dynegy, Cl A*                                      10,532      $       64,035
  El Paso                                            19,379             265,492
  KeySpan                                             4,874             197,787
  Kinder Morgan                                       2,983             313,513
  Nicor                                               1,240              56,990
  Peoples Energy                                      1,071              46,792
  Praxair                                             8,976             540,804
  Williams                                           16,590             405,294
                                                                 --------------

                                                                      1,890,707
                                                                 --------------

-------------------------------------------------------------------------------
  HOTELS & LODGING (0.3%)
-------------------------------------------------------------------------------
  Hilton Hotels                                      10,742             310,659
  Marriott International, Cl A                        9,568             399,655
  Starwood Hotels & Resorts Worldwide                 6,065             362,323
  Wyndham Worldwide*                                  5,579             164,581
                                                                 --------------

                                                                      1,237,218
                                                                 --------------

-------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS (0.4%)
-------------------------------------------------------------------------------
  Black & Decker                                      2,062             172,961
  Clorox                                              4,209             271,733
  Fortune Brands                                      4,200             323,190
  Harman International Industries                     1,815             185,765
  Leggett & Platt                                     5,031             117,474
  Newell Rubbermaid                                   7,710             221,894
  Stanley Works                                       2,253             107,355
  Whirlpool                                           2,178             189,334
                                                                 --------------

                                                                      1,589,706
                                                                 --------------

-------------------------------------------------------------------------------
  INFORMATION SERVICES (0.8%)
-------------------------------------------------------------------------------
  Google*                                             5,933           2,826,422
                                                                 --------------

-------------------------------------------------------------------------------
  INSURANCE (5.0%)
-------------------------------------------------------------------------------
  ACE Ltd.                                            9,055             518,399
  Aetna                                              15,251             628,646
  Aflac                                              13,820             620,794
  Allstate                                           17,529           1,075,579
  AMBAC Financial Group                               2,949             246,212
  American International Group                       72,364           4,860,690
  AON                                                 8,757             304,656
  Chubb                                              11,439             607,983
  Cigna                                               3,088             361,234
  Cincinnati Financial                                4,824             220,216
  Genworth Financial                                 12,670             423,685


--------------------------------------- 7 --------------------------------------

--------------------------------------------------------------------------------

OCTOBER 31, 2006

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

  INSURANCE -- CONTINUED

  Hartford Financial Services Group                   8,472      $      738,504
  Humana*                                             4,596             275,760
  Lincoln National                                    7,995             506,163
  Loews                                              12,728             495,374
  Marsh & McLennan                                   15,326             451,197
  MBIA                                                3,752             232,699
  Metlife                                            21,146           1,208,071
  MGIC Investment                                     2,352             138,204
  Principal Financial Group                           7,498             423,562
  Progressive                                        21,503             519,728
  Prudential Financial                               13,505           1,038,940
  Safeco                                              3,240             188,536
  St Paul Travelers                                  19,239             983,690
  Torchmark                                           2,755             169,928
  UnumProvident                                       9,538             188,662
  XL Capital Ltd., Cl A                               5,020             354,161
                                                                 --------------

                                                                     17,781,273
                                                                 --------------

-------------------------------------------------------------------------------
  LABORATORY EQUIPMENT (0.1%)
-------------------------------------------------------------------------------
  Fisher Scientific International*                    3,464             296,588
                                                                 --------------

-------------------------------------------------------------------------------
  LEASING & RENTING (0.0%)
-------------------------------------------------------------------------------
  Ryder System                                        1,726              90,874
                                                                 --------------

-------------------------------------------------------------------------------
  MACHINERY (0.7%)
-------------------------------------------------------------------------------
  Caterpillar                                        18,260           1,108,565
  Cummins                                             1,463             185,772
  Deere                                               6,438             548,067
  Dover                                               5,667             269,182
  Pall                                                3,476             110,884
  Rockwell Automation                                 4,899             303,738
                                                                 --------------

                                                                      2,526,208
                                                                 --------------

-------------------------------------------------------------------------------
  MEASURING DEVICES (0.7%)
-------------------------------------------------------------------------------
  Agilent Technologies*                              11,380             405,128
  Applera Corp - Applied Biosystems Group             5,075             189,297
  Danaher                                             6,589             472,893
  Johnson Controls                                    5,446             444,067
  Kla-Tencor                                          5,544             272,598
  Millipore*                                          1,484              95,763
  PerkinElmer                                         3,497              74,696
  Snap-On                                             1,616              76,000
  Tektronix                                           2,331              70,792

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------
  Teradyne*                                           5,486      $       76,914
  Thermo Electron*                                    4,388             188,114
  Waters*                                             2,853             142,079
                                                                 --------------

                                                                      2,508,341
                                                                 --------------

-------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (6.4%)
-------------------------------------------------------------------------------
  Allergan                                            4,199             484,984
  AmerisourceBergen                                   5,613             264,934
  Amgen*                                             32,595           2,474,286
  Bausch & Lomb                                       1,497              80,149
  Baxter International                               18,166             835,091
  Becton Dickinson                                    6,814             477,184
  Biogen Idec*                                        9,568             455,437
  Biomet                                              6,817             257,955
  Boston Scientific*                                 32,801             521,864
  C.R. Bard                                           2,882             236,209
  Cardinal Health                                    11,292             739,061
  Caremark Rx                                        11,887             585,197
  Coventry Health Care*                               4,425             207,754
  Express Scripts*                                    3,836             244,430
  Gilead Sciences*                                   12,721             876,477
  HCA                                                11,804             596,338
  Health Management Associates, Cl A                  6,691             131,813
  Hospira*                                            4,372             158,922
  IMS Health                                          5,611             156,266
  Johnson & Johnson                                  81,449           5,489,663
  Laboratory Corp of America Holdings*                3,486             238,756
  Manor Care                                          2,051              98,427
  McKesson                                            8,335             417,500
  Medco Health Solutions*                             8,185             437,898
  Medtronic                                          32,004           1,557,955
  Patterson*                                          3,869             127,097
  Quest Diagnostics                                   4,501             223,880
  St. Jude Medical*                                   9,820             337,317
  Stryker                                             8,264             432,125
  Tenet Healthcare*                                  13,124              92,655
  UnitedHealth Group                                 37,508           1,829,640
  WellPoint*                                         17,259           1,317,207
  Zimmer Holdings*                                    6,759             486,716
                                                                 --------------

                                                                     22,871,187
                                                                 --------------

-------------------------------------------------------------------------------
  METAL / MINING OTHER (0.9%)
-------------------------------------------------------------------------------
  Alcoa                                              24,139             697,858
  Allegheny Technologies                              2,801             220,523
  Freeport-McMoRan Copper & Gold                      5,471             330,886
  Newmont Mining                                     12,521             566,826


--------------------------------------- 8 --------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

  METAL / MINING OTHER -- CONTINUED

  Nucor                                               8,585      $      501,450
  Phelps Dodge                                        5,680             570,158
  United States Steel                                 3,427             231,665
                                                                 --------------

                                                                      3,119,366
                                                                 --------------

-------------------------------------------------------------------------------
  MOTORCYCLES, BICYCLES & PARTS (0.1%)
-------------------------------------------------------------------------------
  Harley-Davidson                                     7,302             501,136
                                                                 --------------

-------------------------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (0.7%)
-------------------------------------------------------------------------------
  3M                                                 20,974           1,653,590
  Avery Dennison                                      2,629             165,995
  Pitney Bowes                                        6,169             288,154
  Xerox*                                             27,239             463,063
                                                                 --------------

                                                                      2,570,802
                                                                 --------------

-------------------------------------------------------------------------------
  PAPER & PAPER PRODUCTS (0.3%)
-------------------------------------------------------------------------------
  International Paper                                12,659             422,178
  Louisiana-Pacific                                   2,930              57,955
  MeadWestvaco                                        5,045             138,838
  Temple-Inland                                       3,028             119,424
  Weyerhaeuser                                        6,857             436,037
                                                                 --------------

                                                                      1,174,432
                                                                 --------------

-------------------------------------------------------------------------------
  PETROLEUM & FUEL PRODUCTS (9.0%)
-------------------------------------------------------------------------------
  Anadarko Petroleum                                 12,794             593,898
  Apache                                              9,168             598,854
  Ashland                                             1,762             104,134
  Baker Hughes                                        9,160             632,498
  BJ Services                                         8,330             251,233
  Chesapeake Energy                                  10,536             341,788
  Chevron                                            61,204           4,112,909
  ConocoPhillips                                     45,884           2,764,052
  Consol Energy                                       5,106             180,701
  Devon Energy                                       12,281             820,862
  EOG Resources                                       6,756             449,477
  Exxon Mobil                                       165,540          11,822,867
  Halliburton                                        28,713             928,866
  Hess                                                6,718             284,843
  Marathon Oil                                        9,973             861,667
  Murphy Oil                                          5,203             245,373
  Nabors Industries Ltd.*                             8,800             271,744
  National Oilwell Varco*                             4,883             294,933
  Noble                                               3,819             267,712

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------
  Occidental Petroleum                               23,990      $    1,126,091
  Rowan                                               3,074             102,610
  Schlumberger Ltd.                                  32,970           2,079,748
  Smith International                                 5,582             220,377
  Sunoco                                              3,631             240,118
  Transocean*                                         8,773             636,393
  Valero Energy                                      17,065             893,011
  Weatherford International Ltd.*                     9,635             395,806
  XTO Energy                                         10,185             475,232
                                                                 --------------

                                                                     31,997,797
                                                                 --------------

-------------------------------------------------------------------------------
  PHARMACEUTICALS (4.9%)
-------------------------------------------------------------------------------
  Abbott Laboratories                                42,543           2,021,218
  Barr Pharmaceuticals*                               2,960             155,015
  Bristol-Myers Squibb                               54,759           1,355,285
  Eli Lilly                                          27,385           1,533,834
  Forest Laboratories*                                8,854             433,315
  Genzyme*                                            7,278             491,338
  King Pharmaceuticals*                               6,769             113,245
  Medimmune*                                          6,667             213,611
  Merck                                              60,595           2,752,225
  Mylan Laboratories                                  5,870             120,335
  Pfizer                                            203,034           5,410,856
  Schering-Plough                                    41,248             913,231
  Watson Pharmaceuticals*                             2,846              76,586
  Wyeth                                              37,471           1,912,145
                                                                 --------------

                                                                     17,502,239
                                                                 --------------

-------------------------------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
-------------------------------------------------------------------------------
  Eastman Kodak                                       7,999             195,176
                                                                 --------------

-------------------------------------------------------------------------------
  PRINTING & PUBLISHING (0.5%)
-------------------------------------------------------------------------------
  Dow Jones                                           1,810              63,513
  EW Scripps                                          2,320             114,747
  Gannett                                             6,582             389,259
  McGraw-Hill                                         9,799             628,802
  Meredith                                            1,084              56,910
  New York Times, Cl A                                4,023              97,236
  RR Donnelley & Sons                                 6,023             203,939
  Tribune                                             5,309             176,949
                                                                 --------------

                                                                      1,731,355
                                                                 --------------


--------------------------------------- 9 --------------------------------------

--------------------------------------------------------------------------------

OCTOBER 31, 2006

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  RAILROADS (0.7%)
-------------------------------------------------------------------------------
  Burlington Northern Santa Fe                       10,079      $      781,425
  CSX                                                12,350             440,525
  Norfolk Southern                                   11,523             605,764
  Union Pacific                                       7,500             679,725
                                                                 --------------

                                                                      2,507,439
                                                                 --------------

-------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (1.1%)
-------------------------------------------------------------------------------
  Apartment Investment & Management, Cl A             2,711             155,395
  Archstone-Smith Trust                               5,966             359,213
  Boston Properties                                   3,183             340,040
  Equity Office Properties Trust                      9,749             414,332
  Equity Residential                                  8,102             442,450
  Kimco Realty                                        6,031             267,957
  Plum Creek Timber                                   4,990             179,341
  Prologis                                            6,825             431,818
  Public Storage                                      3,377             302,951
  Simon Property Group                                6,159             598,039
  Vornado Realty Trust                                3,394             404,734
                                                                 --------------

                                                                      3,896,270
                                                                 --------------

-------------------------------------------------------------------------------
  RETAIL (5.7%)
-------------------------------------------------------------------------------
  Amazon.Com*                                         8,749             333,249
  Autonation*                                         4,270              85,614
  Autozone*                                           1,469             164,528
  Bed Bath & Beyond*                                  7,859             316,639
  Best Buy                                           11,321             625,485
  Big Lots*                                           3,031              63,893
  Circuit City Stores                                 3,926             105,924
  Costco Wholesale                                   13,031             695,595
  CVS                                                22,873             717,755
  Darden Restaurants                                  4,068             170,449
  Dillard's, Cl A                                     1,683              50,776
  Dollar General                                      8,687             121,879
  Family Dollar Stores                                4,222             124,338
  Federated Department Stores                        15,135             664,578
  Gap                                                14,996             315,216
  Home Depot                                         57,474           2,145,504
  JC Penney                                           6,243             469,661
  Kohl's*                                             9,117             643,660
  Kroger*                                            20,119             452,476
  Limited Brands                                      9,458             278,727
  Lowe's                                             42,546           1,282,336
  McDonald's                                         34,148           1,431,484
  Nordstrom                                           6,360             301,146
  Office Depot*                                       7,888             331,217
  OfficeMax                                           2,066              98,300

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------
  RadioShack*                                         3,779      $       67,417
  Sears Holdings*                                     2,316             404,073
  Sherwin-Williams                                    3,138             185,864
  Staples                                            20,230             521,732
  Target                                             23,911           1,415,053
  Tiffany                                             3,847             137,415
  TJX                                                12,517             362,367
  Wal-Mart Stores                                    68,492           3,375,286
  Walgreen                                           28,068           1,226,010
  Wendy's International                               3,277             113,384
  Yum! Brands                                         7,538             448,210
                                                                 --------------

                                                                     20,247,240
                                                                 --------------

-------------------------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (2.5%)
-------------------------------------------------------------------------------
  Advanced Micro Devices*                            14,973             318,476
  Altera*                                            10,005             184,492
  Analog Devices                                      9,825             312,631
  Applied Materials                                  38,675             672,558
  Broadcom, Cl A*                                    13,058             395,266
  Freescale Semiconductor, Cl B*                     11,296             444,272
  Intel                                             160,613           3,427,481
  JDS Uniphase*                                       5,864              85,204
  Linear Technology                                   8,388             261,034
  LSI Logic*                                         11,127             111,826
  Maxim Integrated Products                           8,930             267,989
  Micron Technology*                                 20,324             293,682
  National Semiconductor                              8,289             201,340
  Novellus Systems*                                   3,432              94,895
  Nvidia*                                             9,816             342,284
  PMC - Sierra*                                       5,820              38,587
  QLogic*                                             4,437              91,313
  Texas Instruments                                  42,676           1,287,962
  Xilinx                                              9,464             241,427
                                                                 --------------

                                                                      9,072,719
                                                                 --------------

-------------------------------------------------------------------------------
  SOFTWARE (3.2%)
-------------------------------------------------------------------------------
  Adobe Systems*                                     16,128             616,896
  BMC Software*                                       5,707             172,979
  Citrix Systems*                                     5,118             151,135
  Compuware*                                         10,373              83,399
  Electronic Arts*                                    8,539             451,628
  Intuit*                                             9,515             335,879
  Microsoft                                         240,507           6,904,956
  Novell*                                             9,440              56,640
  Oracle*                                           112,315           2,074,458
  Symantec*                                          27,544             546,473
                                                                 --------------

                                                                     11,394,443
                                                                 --------------


-------------------------------------- 10 --------------------------------------

--------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

-------------------------------------------------------------------------------
Description                                        Shares            Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS (4.8%)
-------------------------------------------------------------------------------
  ADC Telecommunications*                             3,264      $       46,708
  Alltel                                             10,808             576,175
  AT&T                                              108,157           3,704,377
  Avaya*                                             12,725             163,007
  BellSouth                                          50,562           2,280,346
  CenturyTel                                          3,241             130,418
  Ciena*                                              2,351              55,272
  Citizens Communications                             8,934             130,973
  Comverse Technology*                                5,625             122,456
  Corning*                                           43,433             887,336
  Embarq*                                             4,152             200,749
  Lucent Technologies*                              124,804             303,274
  Motorola                                           68,223           1,573,222
  Qualcomm                                           45,998           1,673,867
  Qwest Communications International*                44,564             384,587
  Sprint Nextel                                      83,186           1,554,746
  Tellabs*                                           12,466             131,392
  Verizon Communications                             80,716           2,986,492
  Windstream                                         13,201             181,118
                                                                 --------------

                                                                     17,086,515
                                                                 --------------

-------------------------------------------------------------------------------
  WHOLESALE (0.0%)
-------------------------------------------------------------------------------
  W.W. Grainger                                       2,096             152,547
                                                                 --------------

TOTAL COMMON STOCK
    (Cost $329,958,875)                                             345,251,213
                                                                 --------------

EXCHANGE TRADED FUND (1.8%)
  I-Shares S&P 500 Index Fund                        20,200           2,788,408
  SPDR Trust Ser 1*                                  26,500           3,651,435
                                                                 --------------

TOTAL EXCHANGE TRADED FUND
    (Cost $6,357,918)                                                 6,439,843
                                                                 --------------

RIGHTS (0.0%)
  Seagate* (A)(B)
    (Cost $0)                                        15,971                  --
                                                                 --------------

CASH EQUIVALENT (1.5%)
  Goldman Financial Prime Obligation
    Money Market Fund, 5.30% (C)
    (Cost $5,279,041)                             5,279,041           5,279,041
                                                                 --------------

TOTAL INVESTMENTS (99.9%)
    (Cost $341,595,834)                                          $  356,970,097
                                                                 --------------

-------------------------------------------------------------------------------
Description
-------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $357,458,340.

*     NON-INCOME PRODUCING SECURITY

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OR THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2006, WAS $0 OR 0.0%.

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.

(C)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.

(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

CL -- CLASS

CVO -- CONTINGENT VALUE OBLIGATION

LTD. -- LIMITED

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of open long S&P 500 Index futures contracts held by the Fund as of October 31, 2006, is as follows:

       NUMBER OF       CONTRACT                            UNREALIZED
       CONTRACTS         VALUE          EXPIRATION        DEPRECIATION
     -------------   -------------   -----------------   ---------------
           15         $5,187,000      December 2007         $(3,060)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 11 --------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF OCTOBER 31, 2006

Assets:
   Investments at Value (Cost $341,595,834).....................................    $ 356,970,097
   Cash Held as Collateral on Open Futures......................................          236,250
   Receivable for Capital Shares Sold...........................................          204,056
   Receivable for Fund's Shares Sold............................................        9,016,161
   Dividends and Interest Receivable............................................          349,837
--------------------------------------------------------------------------------------------------
   Total Assets.................................................................      366,776,401
--------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Capital Shares Redeemed..........................................        9,239,266
   Payable due to Investment Adviser............................................           18,361
   Payable due to Administrator.................................................            6,676
   Payable due to Custodian.....................................................            1,669
   Payable due to Trustee.......................................................            2,312
   Chief Compliance Officer Fees Payable........................................              521
   Other Accrued Expenses.......................................................           49,256
--------------------------------------------------------------------------------------------------
   Total Liabilities............................................................        9,318,061
--------------------------------------------------------------------------------------------------
   Net Assets...................................................................    $ 357,458,340
==================================================================================================
Net Assets Consist of:
   Paid-in-Capital..............................................................    $ 471,462,880
   Undistributed Net Investment Income..........................................          369,236
   Accumulated Net Realized Loss on Investments and Future Contracts............     (129,744,979)
   Net Unrealized Appreciation on Investments...................................       15,374,263
   Net Unrealized Depreciation on Future Contracts..............................           (3,060)
--------------------------------------------------------------------------------------------------
   Net Assets...................................................................    $ 357,458,340
==================================================================================================
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Shares ($347,476,981 / 34,836,225 shares)...................    $        9.97
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
      Retail Shares ($9,981,359 / 1,002,108 shares).............................    $        9.96

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 12 --------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2006

                                                                                       UNITED
                                                                                     ASSOCIATION
                                                                                    S&P 500 INDEX
                                                                                        FUND
--------------------------------------------------------------------------------------------------
Investment Income:
   Dividends....................................................................    $   8,983,112
   Dividend from affiliated company.............................................           32,694
--------------------------------------------------------------------------------------------------
   Total Income.................................................................    $   9,015,806
--------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees.....................................................          246,823
   Administration Fees..........................................................           93,243
   Custodian Fees...............................................................           23,315
   Trustees' Fees...............................................................            8,289
   Chief Compliance Officer Fees................................................            4,929
   Distribution Fees -- Class II................................................            4,596
   Transfer Agent Fees..........................................................           87,924
   Professional Fees............................................................           60,164
   Printing Fees................................................................           24,665
   Other Expenses...............................................................           38,763
--------------------------------------------------------------------------------------------------
   Total Expenses...............................................................          592,711
   Less: Investment Advisory Fees Waived........................................          (99,981)
      Custodian Fees Waived.....................................................           (5,769)
--------------------------------------------------------------------------------------------------
   Net Expenses.................................................................          486,961
--------------------------------------------------------------------------------------------------
   Net Investment Income........................................................        8,528,845
--------------------------------------------------------------------------------------------------
   Realized and Unrealized Gain:
   Net Realized Gain on Investments.............................................       58,815,383
   Net Realized Gain on Futures.................................................          567,877
   Net Change in Unrealized Appreciation on Investments ........................          304,993
   Net Change in Unrealized Appreciation on Futures.............................           88,507
--------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain.............................................       59,776,760
--------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.........................    $  68,305,605
==================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 13 --------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          UNITED ASSOCIATION
                                                                                            S&P 500 INDEX
                                                                                                 FUND
------------------------------------------------------------------------------------------------------------------
                                                                                      11/1/05-         11/1/04-
                                                                                      10/31/06         10/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
   Net Investment Income........................................................    $   8,528,845    $ 15,680,694
   Net Realized Gain on Investments.............................................       58,815,383      66,449,575
   Net Realized Gain on Futures Contracts.......................................          567,877       3,454,708
   Net Change in Unrealized Appreciation (Depreciation) on Investments..........          304,993     (10,330,018)
   Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts....           88,507        (341,459)
------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................       68,305,605      74,913,500
------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income
      Class I...................................................................       (8,505,154)    (15,998,687)
      Class II..................................................................         (169,573)       (185,819)
------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS....................................       (8,674,727)    (16,184,506)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
      Class I
         Issued.................................................................       33,172,508      45,003,222
         Reinvestment of Dividends..............................................        8,448,979      15,982,940
         Redeemed...............................................................     (246,568,803)   (452,279,953)
                                                                                    -------------    ------------
         Net Class I Capital Share Transactions.................................     (204,947,316)   (391,293,791)
------------------------------------------------------------------------------------------------------------------
      Class II
         Issued.................................................................        1,914,316       2,777,181
         Reinvestment of Dividends..............................................          167,389         184,275
         Redeemed...............................................................       (2,197,119)     (3,051,320)
                                                                                    -------------    ------------
         Net Class II Capital Share Transactions................................         (115,414)        (89,864)
------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS...................     (205,062,730)   (391,383,655)
------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS.................................................     (145,431,852)   (332,654,661)
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ...........................................................      502,890,192     835,544,853
   End of Year (including undistributed net investment income of
      $369,236, and $479,185, respectively).....................................    $ 357,458,340    $502,890,192
==================================================================================================================
SHARE TRANSACTIONS:
      Class I
         Issued.................................................................        3,626,712       5,216,535
         Reinvestment of Distributions..........................................          908,996       1,840,056
         Redeemed...............................................................      (26,269,655)    (51,231,659)
                                                                                    -------------    ------------
         Net Decrease in Shares Outstanding from Share Transactions.............      (21,733,947)    (44,175,068)
------------------------------------------------------------------------------------------------------------------
      Class II
         Issued.................................................................          205,515         320,125
         In Lieu of Cash Distributions..........................................           17,998          21,168
         Redeemed...............................................................         (236,059)       (349,240)
                                                                                    -------------    ------------
         Net Decrease in Shares Outstanding from Share Transactions.............          (12,546)         (7,947)
------------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 14 --------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED OCTOBER 31, (UNLESS OTHERWISE NOTED)

----------------------------------------------------------------------------------------------------------------------------
                                          NET
                                       REALIZED
                                          AND
           NET ASSET                  UNREALIZED                   DIVIDENDS     DISTRIBUTIONS                     NET ASSET
             VALUE,        NET           GAINS         TOTAL        FROM NET       FROM NET           TOTAL          VALUE,
           BEGINNING   INVESTMENT     (LOSSES) ON       FROM       INVESTMENT      REALIZED       DIVIDENDS AND      END OF
           OF PERIOD     INCOME       INVESTMENT     OPERATIONS      INCOME          GAIN         DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2006      $  8.73     $  0.17(5)     $  1.25(5)     $   1.42      $  (0.18)     $       --       $    (0.18)      $   9.97
----------------------------------------------------------------------------------------------------------------------------
 2005         8.21        0.18(5)(7)     0.53(5)         0.71         (0.19)             --            (0.19)          8.73
----------------------------------------------------------------------------------------------------------------------------
 2004         7.63        0.13(5)        0.58(5)         0.71         (0.13)             --            (0.13)          8.21
----------------------------------------------------------------------------------------------------------------------------
 2003(4)      6.66        0.06           0.97            1.03         (0.06)             --            (0.06)          7.63
----------------------------------------------------------------------------------------------------------------------------
 2003(3)      7.83        0.11          (1.17)          (1.06)        (0.11)             --            (0.11)          6.66
----------------------------------------------------------------------------------------------------------------------------
 2002         9.09        0.11          (1.26)          (1.15)        (0.11)          (0.00)(2)        (0.11)          7.83

CLASS II
----------------------------------------------------------------------------------------------------------------------------
 2006      $  8.72     $  0.16(5)     $  1.25(5)     $   1.41      $  (0.17)     $       --       $    (0.17)      $   9.96
----------------------------------------------------------------------------------------------------------------------------
 2005         8.20        0.17(5)(7)     0.53(5)         0.70         (0.18)             --            (0.18)          8.72
----------------------------------------------------------------------------------------------------------------------------
 2004         7.63        0.13(5)        0.57(5)         0.70         (0.13)             --            (0.13)          8.20
----------------------------------------------------------------------------------------------------------------------------
 2003(4)      6.66        0.06           0.97            1.03         (0.06)             --            (0.06)          7.63
----------------------------------------------------------------------------------------------------------------------------
 2003(3)      7.82        0.11          (1.17)          (1.06)        (0.10)             --            (0.10)          6.66
----------------------------------------------------------------------------------------------------------------------------
 2002         9.09        0.10          (1.26)          (1.16)        (0.11)          (0.00)(2)        (0.11)          7.82

-----------------------------------------------------------------------------------------------
                                                        RATIO OF
                                                        EXPENSES
                                                       TO AVERAGE
                                                       NET ASSETS     RATIO OF NET
                                       RATIO OF NET    (EXCLUDING     INVESTMENTS
                       NET ASSETS        EXPENSES      WAIVERS AND       INCOME       PORTFOLIO
             TOTAL       END OF         TO AVERAGE      FEES PAID      TO AVERAGE     TURNOVER
            RETURN+   PERIOD (000)      NET ASSETS     INDIRECTLY)     NET ASSETS       RATE
-----------------------------------------------------------------------------------------------

UNITED ASSOCIATION S&P 500 INDEX FUND
CLASS I
-----------------------------------------------------------------------------------------------
 2006        16.39%   $    347,477         0.10%(6)        0.13%           1.80%           13%
-----------------------------------------------------------------------------------------------
 2005         8.61         494,040         0.07(6)         0.07            2.08(7)         10
-----------------------------------------------------------------------------------------------
 2004         9.39         827,157         0.06            0.07            1.62             8
-----------------------------------------------------------------------------------------------
 2003(4)     15.54         602,289         0.05(1)         0.06(1)         1.71(1)          3
-----------------------------------------------------------------------------------------------
 2003(3)    (13.50)        588,058         0.10            0.12            1.68            32
-----------------------------------------------------------------------------------------------
 2002       (12.71)        687,601         0.10            0.12            1.28            15

CLASS II

-----------------------------------------------------------------------------------------------
 2006        16.35%   $      9,981         0.16%(6)        0.18%           1.74%           13%
-----------------------------------------------------------------------------------------------
 2005         8.56           8,850         0.12(6)         0.12            1.98(7)         10
-----------------------------------------------------------------------------------------------
 2004         9.20           8,388         0.11            0.11            1.58             8
-----------------------------------------------------------------------------------------------
 2003(4)     15.51          15,614         0.10(1)         0.11(1)         1.66(1)          3
-----------------------------------------------------------------------------------------------
 2003(3)    (13.45)         12,825         0.19            0.21            1.61            32
-----------------------------------------------------------------------------------------------
 2002       (12.86)          6,220         0.15            0.22            1.24            15

  + Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had certain expenses not been waived and assured by the Adviser and Custodian during the period.

(1)   Annualized.

(2)   The amount represents less than $0.01 per share.

(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.

(5)   Per share data calculated using the average shares method.

(6) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(7) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 15 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2006

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its


-------------------------------------- 16 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2006

obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian had voluntarily agreed to waive a portion of custodian fees equal to 0.0025% of the Fund's average daily net assets up until April 14, 2006, at which time the waiver was discontinued.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.


-------------------------------------- 17 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2006

Effective April 14, 2006, for its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive 0.04% of its investment advisory fee. While the Adviser has no current intention to do so, the Adviser reserves the right to discontinue all or part of this voluntary waiver at any time, subject to the prior notification of the Fund's Board of Trustees.

Prior to April 14, 2006, the Adviser was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.01% for the first $2.5 billion and 0.005% of amounts over $2.5 billion, based on the average daily net assets of the Fund. The Advisor had voluntarily agreed to waive a portion of its management fee equal to 0.0025% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2006, were as follows:

Purchases        $ 60,163,491

Sales             265,517,821

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2006 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                             ACCUMULATED
           NET INVESTMENT    NET REALIZED
               INCOME            LOSS        PAID IN CAPITAL
           --------------    ------------    ---------------
              $35,933         $(35,746)          $(187)

The tax character of dividends and distributions paid during the years noted below were as follows:

                               ORDINARY
                                INCOME            TOTAL
                             ------------    ---------------
                2006         $ 8,674,727       $ 8,674,727
                2005          16,184,506        16,184,506

As of October 31, 2006, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income                $       502,849
Capital Loss Carryforwards                      (123,678,163)
Unrealized Appreciation                            9,311,930
Other Temporary Differences                         (141,156)
                                             ---------------
Total Accumulated Losses                     $  (114,004,540)
                                             ===============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through April 30, 2006, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2006, the Fund had the following capital loss carryforwards:

                                                  TOTAL CAPITAL
        EXPIRES        EXPIRES       EXPIRES           LOSS
          2011          2012           2013        CARRYFORWARD
      ------------   -----------   ------------   --------------
      $41,567,974    $61,052,598   $21,057,591     $123,678,163

During the year ended October 31, 2006, the Fund utilized $57,035,024 of Capital Loss Carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at October 31, 2006, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2006, were as follows:

        FEDERAL      APPRECIATED   DEPRECIATED    NET UNREALIZED
        TAX COST     SECURITIES     SECURITIES     APPRECIATION
      ------------   -----------   ------------   --------------
      $347,658,167   $80,935,604   $(71,623,674)    $9,311,930


-------------------------------------- 18 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2006

8. OTHER:

At October 31, 2006, 29% of total Class I shares were held by one record Shareholder and 37% of the total Class II Shares were held by three record Shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


-------------------------------------- 19 --------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended prior to and including October 31, 2003 were audited by other independent accountants whose report dated December 23, 2003, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2006


-------------------------------------- 20 --------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

OCTOBER 31, 2006

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------------------------
                                                    BEGINNING     ENDING                  EXPENSES
                                                     ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE      DURING
                                                    05/01/06     10/31/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
--------------------------------------------------------------------------------------------------
  Actual Fund Return                                $1,000.00    $1,061.80      0.13%     $ 0.68
  Hypothetical 5% Return                             1,000.00     1,024.55      0.13        0.66
--------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
--------------------------------------------------------------------------------------------------
  Actual Fund Return                                $1,000.00    $1,061.60      0.18%     $ 0.94
  Hypothetical 5% Return                             1,000.00     1,024.30      0.18        0.92

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


-------------------------------------- 21 --------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                     THE ADVISORS'
                                              TERM OF             PRINCIPAL          INNER CIRCLE                OTHER
                           POSITION(S)      OFFICE AND          OCCUPATION(S)        FUND OVERSEEN           DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH        LENGTH OF           DURING PAST           BY BOARD              HELD BY BOARD
         AGE 1              THE TRUST      TIME SERVED 2           5 YEARS              MEMBER                 MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER             Chairman      (Since 1991)    SEI employee                    36        Trustee of The Advisors' Inner
60 yrs. old                of the Board                    1974-present. Currently                   Circle Fund II, Bishop Street
                           of Trustees                     performs various                          Funds, SEI Asset Allocation
                                                           services on behalf of                     Trust, SEI Daily Income Trust,
                                                           SEI Investments for                       SEI Index Funds, SEI
                                                           which Mr. Nesher is                       Institutional International
                                                           compensated. Executive                    Trust, SEI Institutional
                                                           Vice President of SEI                     Investments Trust, SEI
                                                           Investments, 1986-1994.                   Institutional Managed Trust,
                                                           Director and Executive                    SEI Liquid Asset Trust, SEI
                                                           Vice President of the                     Tax Exempt Trust, SEI
                                                           Administrator and the                     Opportunity Master Fund, L.P.,
                                                           Distributor, 1981-1994.                   SEI Opportunity Fund, L.P.,
                                                                                                     SEI Global Master Fund, PLC,
                                                                                                     SEI Global Assets Fund, PLC,
                                                                                                     SEI Global Investments Fund,
                                                                                                     PLC, SEI Investments Global,
                                                                                                     Limited, SEI Investments-
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments (Europe) Ltd.,
                                                                                                     SEI Investments-Unit Trust
                                                                                                     Management (UK) Limited, and
                                                                                                     SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN             Trustee       (Since 1992)    Self-employed                   36        Director of SEI Investments
1701 Market Street                                         consultant since 2003.                    Company and SEI Investments
Philadelphia, PA 19103                                     Partner, Morgan, Lewis                    Distribution Co., SEI
66 yrs. old                                                & Bockius LLP (law                        Investments-Global Fund
                                                           firm) from 1976-2003,                     Services, Limited, SEI
                                                           counsel to the Trust,                     Investments Global Limited,
                                                           SEI Investments, the                      SEI Investments (Europe),
                                                           Administrator and the                     Limited, SEI Investments
                                                           Distributor. Director                     (Asia) Limited, SEI Asset
                                                           of SEI Investments                        Korea Co., Ltd., Trustee of
                                                           since 1974; Secretary                     The Advisors' Inner Circle
                                                           of SEI Investments                        Fund II, SEI Investments,
                                                           since 1978.                               Bishop Street Funds, SEI Asset
                                                                                                     Allocation Trust, SEI Daily
                                                                                                     Income Trust, SEI Index Funds,
                                                                                                     SEI Institutional
                                                                                                     International Trust, SEI
                                                                                                     Institutional Investments
                                                                                                     Trust, SEI Institutional
                                                                                                     Managed Trust, SEI Liquid
                                                                                                     Asset Trust and SEI Tax Exempt
                                                                                                     Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


-------------------------------------- 22 --------------------------------------
of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of November 15, 2006.

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                     THE ADVISORS'
                                              TERM OF             PRINCIPAL          INNER CIRCLE                OTHER
                           POSITION(S)      OFFICE AND          OCCUPATION(S)        FUND OVERSEEN           DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH        LENGTH OF           DURING PAST           BY BOARD              HELD BY BOARD
         AGE 1              THE TRUST      TIME SERVED 2           5 YEARS              MEMBER                  MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

EUGENE B. PETERS             Trustee       (Since 1993)    Private investor from           36        Trustee of The Advisors' Inner
77 yrs. old                                                1987 to present. Vice                     Circle Fund and Bishop Street
                                                           President and Chief                       Funds.
                                                           Financial Officer,
                                                           Western Company of
                                                           North America
                                                           (petroleum service
                                                           company), 1980-1986.
                                                           President of Gene
                                                           Peters and Associates
                                                           (import company),
                                                           1978-1980. President
                                                           and Chief Executive
                                                           Officer of Jos. Schlitz
                                                           Brewing Company before
                                                           1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY              Trustee       (Since 1994)    Attorney, Solo                  36        Trustee of The Advisors' Inner
75 yrs. old                                                Practitioner since                        Circle Fund II, Bishop Street
                                                           1994. Partner, Dechert,                   Funds, SEI Asset Allocation
                                                           September 1987-December                   Trust, SEI Daily Income Trust,
                                                           1993.                                     SEI Index Funds, SEI
                                                                                                     Institutional International
                                                                                                     Trust, SEI Institutional
                                                                                                     Investments Trust, SEI
                                                                                                     Institutional Managed Trust,
                                                                                                     SEI Liquid Asset Trust, SEI
                                                                                                     Tax Exempt Trust, and the U.S.
                                                                                                     Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.      Trustee       (Since 1999)    Chief Executive                 36        Trustee, State Street
64 yrs. old                                                Officer, Newfound                         Navigator Securities Lending
                                                           Consultants, Inc. since                   Trust, since 1995. Trustee of
                                                           April 1997. General                       The Fulcrum Trust. Trustee of
                                                           Partner, Teton                            The Advisors' Inner Circle
                                                           Partners, L.P., June                      Fund II, Bishop Street Funds,
                                                           1991-December 1996;                       SEI Asset Allocation Trust,
                                                           Chief Financial                           SEI Daily Income Trust, SEI
                                                           Officer, Nobel                            Index Funds, SEI Institutional
                                                           Partners, L.P., March                     International Trust, SEI
                                                           1991-December 1996;                       Institutional Investments
                                                           Treasurer and Clerk,                      Trust, SEI Institutional
                                                           Peak Asset Management,                    Managed Trust, SEI Liquid
                                                           Inc., since 1991.                         Asset Trust, SEI Tax Exempt
                                                                                                     Trust, SEI Opportunity Master
                                                                                                     Fund, L.P., and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


-------------------------------------- 23 --------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                     THE ADVISORS'
                                              TERM OF            PRINCIPAL           INNER CIRCLE                 OTHER
                           POSITION(S)      OFFICE AND         OCCUPATION(S)         FUND OVERSEEN            DIRECTORSHIPS
    NAME, ADDRESS,          HELD WITH        LENGTH OF          DURING PAST            BY BOARD               HELD BY BOARD
         AGE 1              THE TRUST      TIME SERVED 2          5 YEARS               MEMBER               MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L. KRIKORIAN           Trustee       (Since 2005)    Self-Employed Legal and         36        Trustee of The Advisors' Inner
63 yrs. old                                                Financial Services                        Circle Fund II and Bishop
                                                           Consultant since 2003.                    Street Funds.
                                                           State Street Bank
                                                           Global Securities and
                                                           Cash Operations from
                                                           1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM           Trustee       (Since 2005)    Self-Employed Business          36        Director, Crown Pacific, Inc.
72 yrs. old                                                Consultant, Business                      Trustee of The Advisors' Inner
                                                           Project Inc. since                        Circle Fund II and Bishop
                                                           1997. CEO and                             Street Funds.
                                                           President, United
                                                           Grocers Inc. from 1997
                                                           to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON          Trustee       (Since 2005)    Retired.                        36        Director, Federal Agricultural
64 yrs. old                                                                                          Mortgage Corporation. Trustee
                                                                                                     of The Advisors' Inner Circle
                                                                                                     Fund II and Bishop Street
                                                                                                     Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA          President      (Since 2003)    Senior Operations              N/A                      N/A
44 yrs. old                                                Officer, SEI
                                                           Investments, Fund
                                                           Accounting and
                                                           Administration
                                                           (1996-present);
                                                           Assistant Chief
                                                           Accountant for the U.S.
                                                           Securities and Exchange
                                                           Commission's Division
                                                           of Investment
                                                           Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON              Controller     (Since 2005)    Director, SEI                  N/A                      N/A
46 yrs. old                 and Chief                      Investments, Fund
                            Financial                      Accounting since July
                             Officer                       2005. Manager, SEI
                                                           Investments AVP from
                                                           April 1995 to February
                                                           1998 and November 1998
                                                           to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY                 Chief        (Since 2006)    Director of Investment         N/A                      N/A
43 yrs. old                 Compliance                     Product Management and
                             Officer                       Development at SEI
                                                           Investments since
                                                           February 2003. Senior
                                                           Investment Analyst,
                                                           Equity team at SEI
                                                           Investments from March
                                                           2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


-------------------------------------- 24 --------------------------------------

--------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                                                                                     THE ADVISORS'
                                             TERM OF              PRINCIPAL          INNER CIRCLE
                           POSITION(S)      OFFICE AND          OCCUPATION(S)        FUND OVERSEEN                OTHER
    NAME, ADDRESS,          HELD WITH       LENGTH OF            DURING PAST           BY BOARD               DIRECTORSHIPS
         AGE 1              THE TRUST      TIME SERVED             5 YEARS              MEMBER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE              Vice President   (Since 2004)    Employed by SEI                N/A                      N/A
38 yrs. old               and Secretary                    Investments Company
                                                           since 2004. Vice
                                                           President, Deusche
                                                           Asset Management
                                                           from 2003-2004.
                                                           Associate, Morgan,
                                                           Lewis & Bockius LLP
                                                           from 2000-2003.
                                                           Counsel, Assistant
                                                           Vice President, ING
                                                           Variable Annuities
                                                           Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO          Vice President   (Since 2000)    General Counsel, Vice          N/A                      N/A
38 yrs. old               and Assistant                    President and Assistant
                            Secretary                      Secretary of SEI
                                                           Investments Global
                                                           Funds Services since
                                                           1999; Associate,
                                                           Dechert (law firm) from
                                                           1997-1999; Associate,
                                                           Richter, Miller & Finn
                                                           (law firm) from
                                                           1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA ROSALA                Assistant      (Since 2006)    Vice President and             N/A                      N/A
32 yrs. old               Vice President                   Assistant Secretary
                          and Assistant                    of SEI Investments
                            Secretary                      Management Corp. and
                                                           SEI Global Funds
                                                           Services since 2005.
                                                           Compliance Officer
                                                           of SEI Investments
                                                           from 2001-2004.
                                                           Account and Product
                                                           Consultant SEI
                                                           Private Trust
                                                           Company, 1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH               AML Officer     (Since 2005)    Assistant Vice                 N/A                      N/A
29 yrs. old                                                President and AML
                                                           Compliance Officer of
                                                           SEI Investments since
                                                           January 2005.
                                                           Compliance Analyst at
                                                           TD Waterhouse from
                                                           January 2004 to
                                                           November 2004. Senior
                                                           Compliance Analyst at
                                                           UBS Financial Services
                                                           from October 2002 to
                                                           January 2004. Knowledge
                                                           Management Analyst at
                                                           PricewaterhouseCoopers
                                                           Consulting from
                                                           September 2000 to
                                                           October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


-------------------------------------- 25 --------------------------------------

SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

OCTOBER 31, 2006

At a special meeting of shareholders held April 13, 2006, shareholders approved an amended fee schedule to the investment advisory agreement between the Trust, on behalf of the Fund, and Allegiant Asset Management Company (a form of which is attached to the proxy statement as Exhibit A), to increase the Fund's investment advisory fee from an annual rate of 0.01% for the first $2.5 billion and .005% of amounts over $2.5 billion, to an annual rate of 0.095%, based on average daily net assets of the Fund. The voting results were as follows:

                                         NUMBER OF      % OF OUTSTANDING   % OF SHARES
                                           SHARES            SHARES           VOTED
                                       --------------   ----------------   -----------
      Affirmative...................   30,647,533.701        55.889%          97.877%
      Against.......................      664,760.243         1.212%           2.123%
      Abstain.......................           92.332         0.000%           0.000%
      Total.........................   31,312,386.276        57.101%         100.000%



-------------------------------------- 26 --------------------------------------

                                      NOTES
--------------------------------------------------------------------------------

                                      NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INVESTMENT ADVISER
Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114


UAF-AR-001-0400


--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.